UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2003

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 512
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				William P. Wells
Title:			President
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
William P. Wells		Memphis, Tennessee		5/1/03

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		1
Form 13F Information Table Entry Total:	111
Form 13F Information Table Value Total:	87427

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE									VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DSCRETN	OTHER MNGRS	SOLE	SHARED	NONE
American Mineral Fields I  Common 023925100 5 19000SH Sole 19000 0
AMR Corp. Common 001765106 289 138040SH Sole 138040 0
AMR Corp. Common 001765106 129 61772SH 	Other 01 0 61772
AmSouth Bancorporation Common 032165102	5116 257368SH Sole 257368 0
AmSouth Bancorporation Common 032165102	37 1871SH Other 0 1871
Analogic Corp New Common 032657207 1841	40400SH Sole 40400 0
Analogic Corp New Common 032657207 360 7900SH Other 01 0 7900
AT&T Common 001957109 339 20934SH Sole 20934 0
AT&T Common 001957109 37 2345SH Other 01 0 2345
Bank Of America Corp Common 060505104 288 4318SH Sole 4318 0
Blackrock Mun Targetterm Common	09247M402 550 22SH Sole 22 0
Chevrontexaco Corp Common 166764100 417	6461SH Sole 6461 0
Cisco Systems Inc. Common 17275R102 202	15600SH Sole 15600 0
Citigroup, Inc. Common 172967101 5745 166790SH Sole 166790 0
Citigroup, Inc. Common 172967101 1427 41440SH Other 01 0 4500
Clear Channel Communicati Common 184502102 1441	42500SH Sole 42500 0
Coca Cola Corporation Common 191216100	298 7380SH Sole 7380 0
Comcast Corp New Class A 20030N101 1015	35504SH Sole 35504 0
Comcast Corp New Class A 20030N101 141	4936SH Other 01 0 4936
Compucredit Corp. Common 20478N100 296	47200SH	 Sole 47200 0
Compucredit Corp. Common 20478N100 69 11100SH Other 01 0 11100
Elan Corp Plc Sponsored ADR 284131208 2071 742300SH Sole 742300	0
Elan Corp Plc Sponsored ADR 284131208 405 145500SH Other 01 0 145500
Energy Developments LTD Common Q3510X106 32 30000 SH Sole 30000	0
Equity Residential Proper Common 29476L107 282 11748SH Sole 11748 0
Esso Sa Act Common F31710100 2580 29743SH Sole 29743 0
Esso Sa Act Common F31710100 876 10100SH Other 01 0 10100
Exxon Mobil Corporation Common	30231G102 576 16504SH Sole 16504 0
Freeport-Mcmoran Copper & Preferred 35671D865 845 83800SH Sole 83800 0
General Electric Common	369604103 456 17913SH Sole 17913 0
General Electric Common	369604103 43 1696SH Other 01 0 1696
General Motors Class H Common 370442832	3108 277540SH Sole 277540 0
General Motors Class H Common 370442832	408 36429 SH Other 01 0	36429
Hang Ten Group Common G42856107	0.6 333444SH Other 01 0	333444
Hanover Direct Common 410783104	105 479500SH Other 01 0	479500
Hibernia Corp Class A 428656102	407 24000SH Sole 24000	0
Hurricane Hydro Common	44779E106 2536 250650SH Sole 250650 0
Hurricane Hydro Common	44779E106 459 45450SH Other 01 0 45450
Industrias Penoles Sa De Common	P55409141 959 609700SH Sole 609700 0
Industrias Penoles Sa De Common	P55409141 116 74000SH Other 01 0 74000
International Business Ma Common 459200101 1344	17142SH Sole 17142 0
International Business Ma Common 459200101 32 410SH Other 01 0 410
Intrawest Corporation Common 460915200 4408 422300SH Sole 422300 0
Intrawest Corporation Common 460915200 822 78826SH Other 01 0 78826
Johnson & Johnson Nfs Is Common	478160104 509	8807SH Sole 8807 0
Johnson & Johnson Nfs Is Common	478160104 36 638SH Other 01 0 638
Kerry Group Plc Common G52416107 4574 338000SH Sole 338000 0
Kerry Group Plc Common G52416107 966 71400SH Other 01 0	71400
Kimberly Clark De   Mexic Common P60694117 25 11500SH Sole 11500 0
Micron Technology Nfs Is Common	595112103 784 96400SH Sole 96400 0
National Comm Finl  Corp Common	63545P104 610 25748SH Sole 25748 0
Nippon Telegraph & Teleph Common 654624105 3229	190200SH Sole 190200 0
Nippon Telegraph & Teleph Common 654624105 1462	86150SH Other 01 0 86150
Ntl Inc Del Common 62940M104 487 54929SH Sole 54929 0
Ntl Inc Del Common 62940M104 125 14194SH Other 01 0 14194
Orkla A/S Nok25 Series A R67787102 479 32240SH Sole 32240 0
Petrochina Common 71646E100 7108 340750SH Sole 340750 0
Petrochina Common 71646E100 1521 72950SH Other 01 0 72950
Pfizer Inc.Common 717081103 256	8218SH Sole 8218 0
Pt Indofarma Perserotbk Common Y7131M101 18 800000SH Sole 800000 0
Regent Comm Inc Del Common 758865109 190 40000SH Sole 40000 0
Sabine Royalty Tr Unit Ben Int	785688102 362 17230SH Sole 17230 0
Saga Communications Inc Common	786598102 414 23951SH Sole 23951 0
Saks Inc Common	79377W108 155 20227SH Sole 20227 0
SAP AG DEM5 Common D66992104 228 3030SH Sole 3030 0
Schwab Charles Corp New Common 808513105 122 17025SH Sole 17025	0
Signet Group Plc Sponsored ADR	82668L872 278 8000SH Sole 8000	0
SpatiaLight, Inc. Common 847248101 955	398244SH Other 01 0 398244
Supervalu Inc Nfs L Common 868536103 2178 140550SH Sole 140550	0
Supervalu Inc Nfs L Common 868536103 426 27500SH Other	01 0 27500
Swisscom American Deposit Sponsored ADR	871013108 655 21500SH Sole 21500 0
Swisscom American Deposit Sponsored ADR	871013108 167 5500SH Other 01 0	5500
Teppco Partners Limited Unit Ltd Pship	872384102 253 8000SH Sole 8000 0
The Mony Group Inc.Common 615337102 2040 97650SH Sole 97650 0
The Mony Group Inc.  Common 615337102 386 18500SH Other	01 0 18500
Timberwest Fst Corp Stapl Unit Ben Int	887147205 325 38800SH Sole 38800 0
Travelers Ppty Cas  Corp Class B 89420G406 207 14677SH Sole 14677 0
Trustmark Corp Common 898402102	1656 69714SH Sole 69714	0
Union Planters Corp Nfs I Common 908068109 205 7809SH Sole 7809	0
United Technologies Corp Common	913017109 347 6012SH Sole 6012 0
Varetis Ag Muenc Common	D73463107 391 125134SH Sole 125134 0
Varetis Ag Muenc Common	D73463107 189 60650SH Other 01 0 60650
Waste Management Inc. Common 94106L109 764 36100SH Sole 36100 0
Waste Management Inc. Common 94106L109 451 21300SH Other 01 0 21300
Wyeth Nfs L Common 983024100 212 5616SH Sole 5616 0
        	78658